Sterling Capital Funds

434 Fayetteville Street

Fifth Floor

Raleigh, North Carolina 27601

May 4, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds (the “Trust”): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 85 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 27, 2012 and effective May 1, 2012:

(i)             Prospectus, dated May 1, 2012, relating to the Sterling Capital Equity Index Fund Class A Shares, Class B Shares and Class C Shares;

(ii)            Prospectus, dated May 1, 2012, relating to the Sterling Capital Equity Index Fund Institutional Shares; and

(iii)           Statement of Additional Information, dated May 1, 2012, relating to the Sterling Capital Equity Index Fund Class A Shares, Class B Shares, Class C Shares and Institutional Shares.

STERLING CAPITAL FUNDS

Registrant

/s/ E.G. Purcell, III

  *E.G. Purcell, III

  President

     *By: /s/ Thomas R. Hiller

  Thomas R. Hiller, as Attorney-in-fact

  pursuant to power of attorney filed herewith

POWER OF ATTORNEY

E.G. Purcell, III, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ E.G. Purcell, III E.G. Purcell, III